Investments - Narrative (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of joint ventures [line items]
Investments					$ 13,994	$ 681	$ 1,185
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments					$ 0	676	$ 1,185
Capital contribution						972
Percentage ownership interest		10.00%			10.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments					$ 13,989	0
Capital contribution					$ 14,286	$ 0
Percentage ownership interest	49.00%				49.00%
Weichai Ballard JV | Capital Contribution
Disclosure of joint ventures [line items]
Capital contribution			¥ 98,000	$ 14,500